Stock-Based Compensation (Details 6) (Stock Option, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option
Stock-Based Compensation
Aggregate intrinsic value of stock options exercised	$ 15.1	$ 15.0	$ 8.1
Proceeds from exercise of stock options	11.2	13.1	7.9
Fair value of options that vested	9.0	17.4	21.6
Tax benefit realized on exercise of stock options	$ 0.9	$ 0.5	$ 0.3